Consolidated statements of comprehensive income - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Consolidated statements of comprehensive income
Net income	€ 348,562,000	€ 370,939,000	€ 1,733,430,000	€ 1,085,737,000
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	36,946,000	(334,486,000)	166,191,000	(1,096,035,000)
Gain (loss) related to cash flow hedges	5,964,000	4,840,000	18,984,000	23,012,000
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	1,668,000	1,284,000	5,382,000	7,003,000
Other comprehensive income	41,242,000	(330,930,000)	179,793,000	(1,080,026,000)
Total comprehensive income	389,804,000	(40,009,000)	1,913,223,000	5,711,000
Comprehensive income attributable to noncontrolling interests	(69,695,000)	30,188,000	(208,429,000)	(90,694,000)
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	€ 320,109,000	€ (9,821,000)	€ 1,704,794,000	€ (84,983,000)